Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued operations
Discontinued operations

3.   Discontinued operations

(a)  Disposal of YY Live business

On November 16, 2020, the Company entered into definitive agreements with Baidu to dispose of the YY Live business. As a result, assets and liabilities of this business were classified as assets and liabilities held for sale and the results of YY Live business were presented as discontinued operations, accordingly. The transaction was substantially completed on February 8, 2021 and the Company no longer was able to operate and exert control over the YY Live business, including but not limited to the assets, liabilities, business and employee contracts necessary for the operation of the YY Live business. Accordingly, the Company ceased consolidation of the YY Live business since February 8, 2021 and also ceased to present the results of the YY Live business within discontinued operations since that same date.

The necessary regulatory approvals with respect to this transaction have not been obtained from government authorities as of the date of this annual report and there is no assurance that they will be ultimately obtained. In August 2021, December 2021 and April 2022, the Company and Baidu have agreed to extend the long stop date, which is the closing deadline of the proposed acquisition, indefinitely until the extension is terminated by either party.

As a result of the pending regulatory approvals discussed above, the Company did not recognize any gain from the transaction up to December 31, 2021. Instead, the Company has classified and presented all the related assets and liabilities related to YY Live business amounting to US$38,194 on a net basis within prepayments and other current assets (Note 11). The total consideration of the transaction is approximately US$3.6 billion in cash and subject to certain adjustments. The Company received part of the consideration amounting to US$1.9 billion by December 31, 2022, which was recorded as advance payments received within accrued liabilities and other current liabilities (Note 18). If the transaction is ultimately closed, the Company will recognize the gain related to the disposal of YY Live business transaction. Should the transaction ultimately be terminated and unwound, the return of the advance prepayment would be expected, the details of which would be subject to further discussion of both parties.

3.   Discontinued operations (continued)

(a)  Disposal of YY Live business (continued)

The following tables set forth the assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements. The net amount of the assets and liabilities as of December 31, 2021 and 2022 shown below are recorded within prepayments and other current assets in the consolidated balance sheet.

	As of December 31,
	2021	2022
	US$	US$
Assets
Current assets
Cash and cash equivalents	201,393	201,393
Accounts receivable, net	18,239	18,239
Prepayments and other current assets	4,986	4,986

Total current assets	224,618	224,618

Non-current assets
Deferred tax assets	4,294	4,294
Property and equipment, net	10,356	10,356
Intangible assets, net	7,456	7,456
Other non-current assets	3,814	3,814

Total non-current assets	25,920	25,920
Total assets	250,538	250,538

Liabilities
Current liabilities
Accounts payable	1,117	1,117
Deferred revenue	49,495	49,495
Advances from customers	12,663	12,663
Income taxes payable	9,787	9,787
Accrued liabilities and other current liabilities	139,282	139,282

Total current liabilities	212,344	212,344

Total liabilities	212,344	212,344

3.   Discontinued operations (continued)

(a)  Disposal of YY Live business (continued)

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands).

	For the year ended December 31,
	2020	2021
	US$	US$

Net revenues
Live streaming	1,399,212	151,445
Others	41,363	2,980

Total net revenues	1,440,575	154,425

Cost of revenues(1)	(773,988)	(88,900)

Gross profit	666,587	65,525

Operating expenses(1)
Research and development expenses	(52,519)	(6,323)
Sales and marketing expenses	(84,303)	(8,954)
General and administrative expenses	(22,116)	(7,108)

Total operating expenses	(158,938)	(22,385)

Other income	23,935	611

Operating income	531,584	43,751

Interest income and investment income	419	355

Income before income tax expenses	532,003	44,106

Income tax expenses	(49,516)	(8,539)

Net income from discontinued operations	482,487	35,567

	For the year ended December 31,
	2020	2021
	US$	US$
Net cash provided by discontinued operating activities	478,357	64,289
Net cash provided by discontinued investing activities	6,819	1,636,450

*There is no financing activity from discontinued operations of YY Live business.

(1)Share-based compensation was allocated in cost of revenues and operating expenses as follows:

3.   Discontinued operations (continued)

(a)  Disposal of YY Live business (continued)

	For the year ended December 31,
	2020	2021
	US$	US$

Cost of revenues	1,645	(426)
Research and development expenses	6,656	(703)
Sales and marketing expenses	189	(39)
General and administrative expenses	4,928	(175)

(b)  Disposal of Huya

On April 3, 2020, the Group sold certain of its equity interests of Huya to a wholly owned subsidiary of Tencent following Tencent’s exercise of its purchase option on April 3, 2020. As a result, Huya ceased to be a subsidiary of the Group and the Group accounted for the remaining investment in Huya using the equity method. Upon completion of the transaction, Huya was deconsolidated from the Group. As a result, Huya’s historical financial results before April 3, 2020 are reflected in the Group’s consolidated financial statements as discontinued operations accordingly. Immediately before the disposal, the Group held 38.7% and 53% of equity interests and voting power of Huya, respectively. Immediately after the disposal, the Group held 31.2% and 43% of equity interests and voting power of Huya, respectively. Share of income from the equity investment in Huya from date of disposal to December 31, 2020 and for the year ended December 31, 2021 were US$2,431 and US$7,855 respectively, and share of loss of US$441,834, includes other-than-temporary impairment disclosed in Note 12, for the year ended December 31, 2022,which were recorded within “share of income (loss) in equity method investments, net of income taxes” in the consolidated financial statements.

3.   Discontinued operations (continued)

(b)  Disposal of Huya (continued)

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands).

For the year ended
December 31,
2020
US$

Net revenues
Live streaming	326,094
Others	19,707

Total net revenues	345,801

Cost of revenues(1)	(277,954)

Gross profit	67,847

Operating expenses(1)
Research and development expenses	(22,477)
Sales and marketing expenses	(15,279)
General and administrative expenses	(20,743)

Total operating expenses	(58,499)

Other income	1,624

Operating income	10,972

Interest income and investment income	12,293
Foreign currency exchange losses, net	(205)
Gain on fair value changes of investments	310
Other non-operating expenses	(1,435)

Income before income tax expenses	21,935

Income tax expenses	(5,384)

Net income	16,551

Share of income in equity method investments, net of income taxes	(145)

Gain on disposal, net of tax	902,777

Net income from discontinued operations	919,183

For the year ended
December 31,
2020
US$

Net cash provided by discontinued operating activities	19,506
Net cash provided by discontinued investing activities	85,552
Net cash provided by discontinued financing activities	1,232

3.   Discontinued operations (continued)

(b)  Disposal of Huya (continued)

(1)Share-based compensation was allocated in cost of revenues and operating expenses as follows:

For the year ended December 31,
2020
US$

Cost of revenues	2,354
Research and development expenses	5,309
Sales and marketing expenses	375
General and administrative expenses	13,558

(c) Reconciliation with net income from discontinued operations presented in the consolidated statements of comprehensive income is as below:

	For the year ended December 31,
	2020	2021
	US$	US$

Net income from discontinued operations of YY Live (Note 3(a))	482,487	35,567
Net income from discontinued operations of Huya (Note 3(b))	919,183	—

Net income from discontinued operations as presented in the consolidated statements of comprehensive income	1,401,670	35,567